Stockholders' Equity (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Stock Option Activity

Information related to the 2006 Equity Incentive Plan as of the fiscal year-end 2012 and 2011 is as follows:

	2012		2011
	Number Of Shares	Weighted Average Exercise Price	Number Of Shares	Weighted Average Exercise Price
Options outstanding, beginning of period	10,826,232	$7.70	10,614,883	$7.78
Options granted	695,898	10.57	1,552,418	6.13
Options exercised or cash settled	(175,412)	7.33	—	—
Options forfeited or cancelled	(605,628)	7.43	(1,341,069)	7.94

Options outstanding, end of period	10,741,090	$7.76	10,826,232	$7.70

Option price range at end of period	$3.04-15.04		$3.04-9.21
Options exercisable at end of period	7,327,612		7,318,346
Options available for grant at period end	1,597,240		1,512,606
Weighted average fair value of options granted during period	$2.71		$1.88

Schedule Of Assumptions Used For Options Granted

The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	.6 - .9%	1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38	.32 - .34	0.33
Expected option life	5 years	5 years	5 years

Summary Of Options Outstanding By Exercise Price Range

The following table summarizes information about the options outstanding as of fiscal 2012:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
$3.04 - $15.04	10,741,090	5 years	$7.76	7,327,612